UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [  ]; Amendment Number: ___________
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Patriot Financial Partners GP, LP
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Address:    Cira Centre
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            2929 Arch Street, 27th Floor
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            Philadelphia, PA 19104-2868
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Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       W. Kirk Wycoff
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Title:      Managing Partner
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Phone:      (215) 399-4650
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Signature, Place, and Date of Signing:

/s/ W. Kirk Wycoff                   Philadelphia, PA         February 6, 2012
-----------------------------    ------------------------    -------------------
        [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1
                                                ---------------------

Form 13F Information Table Entry Total:         11
                                                ---------------------

Form 13F Information Table Value Total:         $119,255
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                                                     (thousands)

List of Other Included Managers:

Patriot Financial Partners GP, LLC


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
                                                         FORM 13F INFORMATION TABLE

       COLUMN 1            COLUMN 2        COLUMN 3       COLUMN 4             COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
----------------------- ---------------- ------------- ---------------- -------------------- ---------- -------- -------------------
                                                            VALUE        SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF CLASS      CUSIP         (x$1000)       PRN AMT    PRN CALL DISCRETION MANAGER     SOLE SHARED NONE
----------------------- ---------------- ------------- ---------------- ----------- --- ---- ---------- -------- --------- ---- ----
1st United Bancorp, Inc.    Common        33740N105         12,735      2,294,583   SH          SOLE             2,294,583  0      0
BNC Bancorp                 Common        05566T101            489         67,500   SH          SOLE                67,500  0      0
Cape Bancorp, Inc.          Common        139209100          9,711      1,237,105   SH          SOLE             1,237,105  0      0
Cardinal Financial
  Corporation               Common        14149F109         16,358      1,523,055   SH          SOLE             1,523,055  0      0
Central Valley
  Community Bancorp         Common        155685100          6,206      1,142,862   SH          SOLE             1,142,862  0      0
Guaranty Bancorp            Common        40075T102         25,856     17,589,334   SH          SOLE            17,589,334  0      0
Heritage Commerce Corp      Common        426927109         12,300      2,595,000   SH          SOLE             2,595,000  0      0
Heritage Oaks Bancorp       Common        42724R107         13,127      3,708,165   SH          SOLE             3,708,165  0      0
Palmetto Bancshares,        Common        697062206         12,359      2,418,608   SH          SOLE             2,418,608  0      0
Inc.
Porter Bancorp, Inc.        Common        736233107          3,404      1,173,629   SH          SOLE             1,173,629  0      0
Southern National
  Bancorp of Virginia, Inc. Common        843395104          6,710      1,100,000   SH          SOLE             1,100,000  0      0